Indebtedness - Senior Secured Second Lien Convertible Notes - Additional Information (Detail)			12 Months Ended
	Mar. 02, 2015 USD ($) d $ / shares	Nov. 12, 2013 USD ($) $ / shares	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt instrument, converted amount				$ 55,500,000
8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000,000
Debt instrument, stated percentage	8.00%
Debt instrument, converted amount	$ 49,900,000
Debt instrument, repurchased face amount	49,900,000
Net proceeds from issuance of notes	$ 45,000,000
Debt instrument frequency of periodic payment			The 8.0% Convertible Notes are senior, secured obligations of Layne, with interest payable on May 1 and November 1 of each year
Debt instrument maturity, Beginning date	May 01, 2015
Debt Instrument, maturity date, description			The 8.0% Convertible Notes will mature on May 1, 2019; provided, however, that, unless all of the 4.25% Convertible Notes (or any permitted refinancing indebtedness in respect thereof) have been redeemed, repurchased, otherwise retired, discharged in accordance with their terms or converted into our common stock, or have been effectively discharged, in each case on or prior to August 15, 2018 or the scheduled maturity date of the 4.25% Convertible Notes (or any permitted refinancing indebtedness incurred in respect thereof) is extended to a date that is after October 15, 2019, the 8.0% Convertible Notes will mature on August 15, 2018.
Debt instrument maturity date	May 01, 2019
Debt instrument redemption, end date	Aug. 15, 2018
Debt instrument, extended maturity date	Aug. 15, 2018
Debt instrument trading days | d	20
Debt instrument consecutive trading days | d	30
Aggregate amount of excess proceeds from asset sales threshold to offer qualifying indebtedness	$ 10,000,000
Number of days to repurchase of qualifying indebtedness when excess proceeds exceeds threshold	30 days
Debt instrument, description			No holder will have the right to convert any 8.0% Convertible Notes into shares of common stock to the extent that the conversion would cause that holder to beneficially own more than 9.9% of the shares of our common stock then outstanding after giving effect to the proposed conversion.
Maximum percent of beneficial ownership after conversion, by holder	9.90%
Common stock initial conversion rate	85.4701
Common stock conversion principal amount	$ 1,000
Initial conversion price per share | $ / shares	$ 11.70
Increase in applicable interest rate margin	9.00%
8.0 % Senior Secured Second Lien Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption price	140.00%
8.0 % Senior Secured Second Lien Convertible Notes [Member] | Asset-based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of outstanding balance on asset-based facility	$ 18,200,000
Convertible Senior Notes [Member] | 8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 99,898,000	99,898,000
Debt instrument, stated percentage	8.00%
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 110,000,000	$ 69,500,000	$ 69,500,000
Debt instrument, stated percentage		4.25%	4.25%
Debt instrument, original debt converted	$ 55,500,000
Debt instrument frequency of periodic payment			The 4.25% Convertible Notes bear interest at a rate of 4.25% per year, payable semi-annually in arrears in cash on May 15 and November 15 of each year
Debt instrument maturity, Beginning date			May 15, 2014
Debt instrument, extended maturity date	Oct. 15, 2019		Nov. 15, 2018
Common stock initial conversion rate		43.6072
Common stock conversion principal amount		$ 1,000
Initial conversion price per share | $ / shares		$ 22.93
Increase in applicable interest rate margin		5.25%
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption price		130.00%